INTANGIBLE ASSETS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
INTANGIBLE ASSETS
Amortization expense	$ 0	$ 24,740
Amortization expense thereafter	33,333,000
Annual amortization expense	$ 3,333,000